Schedule of related party transactions Management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transactions
Salaries, bonus and other benefits	$ 989	$ 1,185
Share based compensation	681	969
Key Management Personnel Compensation	$ 1,670	$ 2,154